To whom is concerns
In connection with CIK 0001916495, attached is a 15Ga-1 filing for the year for January 2021 through December 2021.
My contact information is below.
Sincerely
Robert Stalzer
Three Logan Square
Suite 3100
1717 Arch Street
Philadelphia, PA 19103
1 215 851 8100